VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P. C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312•609•7500 FACSIMILE: 312•609•5005 OFFICES IN CHICAGO, NEW YORK CITY AND LIVINGSTON, NEW JERSEY

October 12, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	William Blair Funds (the “Fund”)

Post-Effective Amendment No. 56 under the

Securities Act of 1933 and Amendment No. 57 under the

Investment Company Act of 1940

File Nos. 33-17463 and 811-5344

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 57 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 58 under the 1940 Act), including exhibits, marked to show changes from the Fund’s previously filed Post-Effective Amendment to its Registration Statement.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of making certain non-material changes. This Amendment is intended to become effective on October 15, 2007.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7753.

Very truly yours,

/s/ John S. Marten
John S. Marten